Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net loss	$ (104.9)	$ (340.1)
Components of other comprehensive income that will be reclassified to profit or loss, before tax [abstract]
Total comprehensive loss	(132.2)	(343.1)
Comprehensive income attributable to [abstract]
Equity holders of the Company	(131.0)	(344.7)
Non-controlling interests	$ (1.2)	$ 1.6